UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

October 31, 2012

Investment Commentary and

Semi-Annual

Repor t

Legg Mason

Capital Management

All Cap Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Capital Management All Cap Fund

Fund objective

The Fund seeks long-term capital growth.

Investment commentary

Rocks beneath the surface

I recently vacationed in Bermuda, relaxing in some of the most comfortable, clear, tranquil ocean waters I have ever experienced. Numerous rocks were plainly visible beneath the surface of the shallow water, yet I still surprisingly and painfully stubbed my toe late in the week after growing increasingly confident that I could deftly navigate the dangers visible to all. The “damage” was minor, but I was certainly more cautious after the experience.

On a much more somber note, vacationers in Italy confidently enjoyed the tranquility and beauty of the Tuscany coast on board the Costa Concordia last January. Despite sonar mapping and precise regulations designed to keep the ship safe, its captain decided to override the ship’s navigational system and move closer to shore to allow a closer sighting. This tragic error in judgment caused the vessel to strike rocks and capsize, killing 30 passengers. In both cases, awareness of the rocks reduced, but didn’t eliminate the dangers lurking beneath the surface.

After nearly 20 years of unusually strong and relatively consistent economic growth in the 1980s and 1990s driven by ever-increasing leverage at the government, banking, and consumer levels, markets and economies have been struggling both to correct the excesses and lay a new foundation for growth. This process has been painful and wrenching, especially during the past five years as the root causes of these struggles have been exposed like rocks beneath the water’s surface when the tide goes out.

While there have been plenty of proposed solutions, the small handful that could most easily address the underlying issues such as time, austerity, or inflation are unappealing to those who desire to maintain their political power. Investors are well aware of the difficulties our two political parties have had agreeing on minor, let alone major, policies in the past several years. The most glaring example was the deficit ceiling battle last summer that eventually led Standard & Poor’s to downgrade the United States’ credit rating.

Relative to the United States, Europe has a significantly more difficult task ahead given its higher debt-to-GDP ratioi and lower bank capital levels. In addition, politicians from two, often more, parties representing over a dozen countries in Europe must somehow iron out a framework that provides relief from past mistakes and lays the building blocks for

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management All Cap Fund	III

future growth, but does not create a moral hazard which gives rise to similar difficulties in the future. One thing is relatively clear, solving the problems on both sides of the Atlantic will take quite some time and the rocks beneath the water’s surface are both dangerous and uncharted.

Over the next several quarters, the visible rocks under the surface include the crisis in Europe, a potential hard landing in China, and the looming “fiscal cliff” in the United States. Consequently, the range of outcomes of future economic growth seems particularly wide. Many investors and prognosticators believe they understand how the future will unfold better than their peers, just as some surveys indicate 80% of drivers believe they are above average. While I do believe equities are quite attractive under many scenarios based on future expected free cash flows, it is conceivable that events, either very bullish or bearish, could unfold that are considered very unlikely based on what we know today.

As a result, I have gradually repositioned the Legg Mason Capital Management All Cap Fund in the past several years with the goal of navigating some of the rocks, dampening volatility, and improving compounded returns. The Fund is now more balanced by industry, and the number of securities in it has risen from just over 50 four years ago to just over 80 as of the end of the reporting period ended October 31, 2012. The ten biggest positions in the Fund have dropped from roughly 40% four years ago to around 25% more recently. Even in the past 18 months, the five stocks added to the top ten biggest positions have an average betaii (measure of volatility) of 0.74, while the six names dropping out of the top ten have an average beta of 1.32. Each of these moves, coupled with other portfolio construction steps to diversify across other sectors, were taken with the intention of generating better compounded risk-adjusted returns.

This repositioning was accomplished without compromising our long-term, valuation driven process that our clients expect. Turnover remains low and tax efficient at under 25% during the past several years and valuation metrics remain quite attractive. In fact, the Fund trades at just over a 15% discount to the Russell 3000 Indexiii based on forward earnings, EBITDAiv, and revenues, while generating favorable growth and return on capital characteristics.

As a result, I believe the Fund is diverse enough to survive and thrive in a number of different environments. We are finding a significant number of very attractive securities available in the market today that will likely find a way into the portfolio in the near future. The Fund is positioned to benefit from a gradually recovering economy and improving valuation levels with overweight positions in the economically sensitive Technology and Consumer Discretionary sectors, while still having sufficient ballast to navigate choppy waters.

Jay Leopold, CFA

Portfolio Manager

November 20, 2012

The Investment Commentary is not a part of the Semi-Annual Report.

IV	Legg Mason Capital Management All Cap Fund

Investment commentary (cont’d)

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2012 were: Information Technology (21.1%), Industrials (14.6%), Financials (13.7%), Health Care (12.6%) and Consumer Discretionary (12.4%). The Fund’s portfolio composition is subject to change at any time.

The views expressed in this commentary reflect those solely of the portfolio manager as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein has been prepared from sources believed to be reliable, but cannot be guaranteed. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance. Investors should not use this information as the sole basis for investment decisions.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The debt-to-GDP ratio is a measure of a country's federal debt in relation to its gross domestic product ("GDP"). By comparing what a country owes and what it produces, the debt-to-GDP ratio indicates the country's ability to pay back its debt. GDP is the market value of all final goods and services produced within a country in a given period of time.

ii	Beta measures the sensitivity of the investment to the movements of its benchmark. A beta higher than 1.0 indicates the investment has been more volatile than the benchmark and a beta of less than 1.0 indicates that the investment has been less volatile than the benchmark.

iii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iv	EBITDA = Earnings Before Interest, Taxes, Depreciation and Amortization.

The Investment Commentary is not a part of the Semi-Annual Report.

October 31, 2012

Semi-Annual

Repor t

Legg Mason

Capital Management

All Cap Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	1

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Capital Management All Cap Fund for the six-month reporting period ended October 31, 2012.

Total returns for the Fund, excluding sales charges, for the six-month period ended October 31, 2012 are presented below, along with those of the Fund’s unmanaged benchmark, the Russell 3000 Indexi, and Lipper peer group:

PERFORMANCE SNAPSHOT as of October 31, 2012 (excluding sales charges) (unaudited)
6 Months
Legg Mason Capital Management All Cap Fund:
Class 1[1]	-2.10%
Class A	-2.34%
Class B2	-2.80%
Class C	-2.63%
Class I	-2.09%
Russell 3000 Index	1.78%
Lipper Multi-Cap Core Funds Category Average[3]	0.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]

Effective July 27, 2007, Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date are permitted to continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 804 funds in the Fund’s Lipper category, and excluding sales charges.

2	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Letter from the chairman (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 1, 2012, as supplemented, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 1.07%, 1.42%, 2.33%, 1.90% and 1.02%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.00% for Class I shares. In addition, the total annual operating expenses for Class 1 shares are expected to be at least 0.25% lower than those for Class A shares through December 31, 2012. Effective January 1, 2013, the total annual operating expenses for Class 1 shares are not expected to exceed those for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 30, 2012

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. The Fund may invest in small and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. International investments are subject to special risks, including currency fluctuation, as well as social, economic and political uncertainties, which could increase volatility. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is non-diversified, which means that the Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. To the extent the Fund concentrates its assets in fewer issuers; the Fund will be more susceptible to negative events affecting those issuers. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2012 and April 30, 2012. The Fund is actively managed. As a result, the composition at the Fund’s investments is subject to change at any time.

4	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2012 and held for the six months ended October 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period [3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period [3]
Class 1	-2.10%	$1,000.00	$979.00	1.13%	$5.64	Class 1	5.00%	$1,000.00	$1,019.51	1.13%	$5.75
Class A	-2.34	1,000.00	976.60	1.44	7.17	Class A	5.00	1,000.00	1,017.95	1.44	7.32
Class B	-2.80	1,000.00	972.00	2.41	11.98	Class B	5.00	1,000.00	1,013.06	2.41	12.23
Class C	-2.63	1,000.00	973.70	1.93	9.60	Class C	5.00	1,000.00	1,015.48	1.93	9.80
Class I	-2.09	1,000.00	979.10	0.98	4.89	Class I	5.00	1,000.00	1,020.27	0.98	4.99

[1]	For the six months ended October 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

October 31, 2012

Legg Mason Capital Management All Cap Fund

Security	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 12.4%
Hotels, Restaurants & Leisure — 2.6%
Bwin.Party Digital Entertainment PLC	2,405,000	$4,653,399
Yum! Brands Inc.	93,000	6,520,230
Total Hotels, Restaurants & Leisure		11,173,629
Media — 6.7%
Time Warner Cable Inc.	52,500	5,203,275
Time Warner Inc.	276,000	11,992,200
Viacom Inc., Class B Shares	213,000	10,920,510
Total Media		28,115,985
Multiline Retail — 1.6%
Dollar General Corp.	138,000	6,709,560	*
Specialty Retail — 1.5%
Best Buy Co. Inc.	150,600	2,290,626
Chico’s FAS Inc.	207,000	3,850,200
Total Specialty Retail		6,140,826
Total Consumer Discretionary		52,140,000
Consumer Staples — 8.8%
Beverages — 2.1%
PepsiCo Inc.	128,500	8,897,340
Food & Staples Retailing — 4.6%
CVS Caremark Corp.	217,000	10,068,800
Wal-Mart Stores Inc.	121,000	9,077,420
Total Food & Staples Retailing		19,146,220
Food Products — 1.1%
Unilever NV	132,000	4,843,080
Household Products — 1.0%
Procter & Gamble Co.	59,000	4,085,160
Total Consumer Staples		36,971,800
Energy — 11.4%
Energy Equipment & Services — 3.3%
Baker Hughes Inc.	128,000	5,372,160
Halliburton Co.	111,700	3,606,793
National-Oilwell Varco Inc.	69,000	5,085,300
Total Energy Equipment & Services		14,064,253
Oil, Gas & Consumable Fuels — 8.1%
Apache Corp.	34,800	2,879,700
ConocoPhillips	102,500	5,929,625
Devon Energy Corp.	60,000	3,492,600

See Notes to Financial Statements.

6	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

October 31, 2012

Legg Mason Capital Management All Cap Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.	87,801	$8,004,817
Kinder Morgan Inc.	125,000	4,338,750
Noble Energy Inc.	32,000	3,040,320
Phillips 66	51,250	2,416,950
Valero Energy Corp.	134,000	3,899,400
Total Oil, Gas & Consumable Fuels		34,002,162
Total Energy		48,066,415
Financials — 13.7%
Capital Markets — 5.8%
Blackstone Group LP	300,000	4,608,000
E*TRADE Financial Corp.	340,000	2,842,400	*
Morgan Stanley	185,000	3,215,300
State Street Corp.	121,200	5,401,884
TD Ameritrade Holding Corp.	539,500	8,464,755
Total Capital Markets		24,532,339
Commercial Banks — 2.0%
Huntington Bancshares Inc.	770,000	4,920,300
PNC Financial Services Group Inc.	60,000	3,491,400
Total Commercial Banks		8,411,700
Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	152,000	6,335,360
Insurance — 3.8%
Allstate Corp.	70,500	2,818,590
Assured Guaranty Ltd.	396,000	5,500,440
MetLife Inc.	174,700	6,200,103
Syncora Holdings Ltd.	1,550,000	1,193,500	*
Total Insurance		15,712,633
Real Estate Management & Development — 0.6%
Realogy Holdings Corp.	69,000	2,452,260	*
Total Financials		57,444,292
Health Care — 12.6%
Biotechnology — 1.4%
Celgene Corp.	78,000	5,718,960	*
Health Care Equipment & Supplies — 1.4%
Medtronic Inc.	146,100	6,074,838
Health Care Providers & Services — 5.0%
McKesson Corp.	66,500	6,205,115
UnitedHealth Group Inc.	178,000	9,968,000

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	7

Legg Mason Capital Management All Cap Fund

Security	Shares	Value
Health Care Providers & Services — continued
WellPoint Inc.	78,500	$4,810,480
Total Health Care Providers & Services		20,983,595
Pharmaceuticals — 4.8%
Flamel Technologies SA, ADR	728,850	2,806,073	*
GlaxoSmithKline PLC, ADR	130,000	5,837,000
Merck & Co. Inc.	249,300	11,375,559
Total Pharmaceuticals		20,018,632
Total Health Care		52,796,025
Industrials — 14.6%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	48,800	3,352,072
Raytheon Co.	30,219	1,709,187
Total Aerospace & Defense		5,061,259
Air Freight & Logistics — 1.4%
United Parcel Service Inc., Class B Shares	78,600	5,757,450
Airlines — 2.0%
Delta Air Lines Inc.	460,000	4,429,800	*
United Continental Holdings Inc.	214,000	4,110,940	*
Total Airlines		8,540,740
Commercial Services & Supplies — 0.7%
TMS International Corp., Class A Shares	273,200	2,863,136	*
Electrical Equipment — 1.2%
Emerson Electric Co.	108,000	5,230,440
Industrial Conglomerates — 3.7%
3M Co.	95,000	8,322,000
United Technologies Corp.	93,300	7,292,328
Total Industrial Conglomerates		15,614,328
Machinery — 1.5%
Stanley Black & Decker Inc.	89,000	6,167,700
Professional Services — 0.9%
FTI Consulting Inc.	143,000	3,712,280	*
Road & Rail — 2.0%
Hertz Global Holdings Inc.	325,000	4,312,750	*
Old Dominion Freight Line Inc.	127,627	4,280,609	*
Total Road & Rail		8,593,359
Total Industrials		61,540,692
Information Technology — 21.1%
Communications Equipment — 1.5%
Cisco Systems Inc.	368,900	6,322,946

See Notes to Financial Statements.

8	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

October 31, 2012

Legg Mason Capital Management All Cap Fund

Security	Shares	Value
Computers & Peripherals — 3.5%
EMC Corp.	604,700	$14,766,774	*
Electronic Equipment, Instruments & Components — 1.9%
Avnet Inc.	119,000	3,409,350	*
Jabil Circuit Inc.	258,000	4,473,720
Total Electronic Equipment, Instruments & Components		7,883,070
Internet Software & Services — 1.5%
eBay Inc.	133,400	6,441,886	*
IT Services — 4.8%
Cognizant Technology Solutions Corp., Class A Shares	92,000	6,131,800	*
International Business Machines Corp.	27,900	5,427,387
Lender Processing Services Inc.	183,000	4,412,130
MasterCard Inc., Class A Shares	9,300	4,286,649
Total IT Services		20,257,966
Semiconductors & Semiconductor Equipment — 2.7%
Marvell Technology Group Ltd.	358,000	2,824,620
Micron Technology Inc.	675,000	3,661,875	*
Texas Instruments Inc.	180,000	5,056,200
Total Semiconductors & Semiconductor Equipment		11,542,695
Software — 5.2%
Adobe Systems Inc.	133,000	4,522,000	*
FleetMatics Group Ltd.	50,100	1,086,669	*
MICROS Systems Inc.	86,800	3,939,852	*
Nuance Communications Inc.	234,000	5,208,840	*
Red Hat Inc.	122,800	6,038,076	*
ServiceNow Inc.	29,900	916,435	*
Total Software		21,711,872
Total Information Technology		88,927,209
Materials — 3.2%
Chemicals — 3.2%
Air Products & Chemicals Inc.	44,000	3,411,320
Eastman Chemical Co.	81,500	4,828,060
LyondellBasell Industries NV, Class A Shares	98,000	5,232,220
Total Materials		13,471,600
Telecommunication Services — 1.1%
Diversified Telecommunication Services — 1.1%
AT&T Inc.	137,300	4,749,207

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	9

Legg Mason Capital Management All Cap Fund

Security			Shares	Value
Utilities — 0.8%
Independent Power Producers & Energy Traders — 0.8%
AES Corp.			311,800	$3,258,310
Total Investments before Short-Term Investments (Cost — $369,184,933)				419,365,550

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.5%
Repurchase Agreements — 0.5%
Interest in $552,780,000 joint tri-party repurchase agreement dated 10/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity — $2,284,020; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 11/23/12 to 11/2/40; Market value — $2,329,681) (Cost — $2,284,000)	0.320%	11/1/12	$2,284,000	2,284,000
Total Investments — 100.2% (Cost — $371,468,933#)				421,649,550
Liabilities in Excess of Other Assets — (0.2)%				(1,012,328)
Total Net Assets — 100.0%				$420,637,222

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

10	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

October 31, 2012

Assets:
Investments, at value (Cost — $371,468,933)	$421,649,550
Receivable for Fund shares sold	458,421
Dividends and interest receivable	438,640
Receivable for securities sold	97,788
Prepaid expenses	38,908
Total Assets	422,683,307

Liabilities:
Payable for Fund shares repurchased	775,521
Investment management fee payable	256,571
Payable for securities purchased	247,250
Service and/or distribution fees payable	102,465
Due to custodian	53,890
Trustees’ fees payable	2,524
Accrued expenses	607,864
Total Liabilities	2,046,085
Total Net Assets	$420,637,222

Net Assets:
Par value (Note 7)	$509
Paid-in capital in excess of par value	785,831,070
Undistributed net investment income	818,595
Accumulated net realized loss on investments and foreign currency transactions	(416,194,677)
Net unrealized appreciation on investments and foreign currencies	50,181,725
Total Net Assets	$420,637,222

Shares Outstanding:
Class 1	19,239,039
Class A	22,366,972
Class B	2,601,580
Class C	6,484,087
Class I	241,190

Net Asset Value:
Class 1 (and redemption price)	$8.41
Class A (and redemption price)	$8.34
Class B*	$7.63
Class C*	$7.78
Class I (and redemption price)	$8.44
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$8.85

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended October 31, 2012

Investment Income:
Dividends	$3,844,357
Interest	4,161
Less: Foreign taxes withheld	(12,000)
Total Investment Income	3,836,518

Expenses:
Investment management fee (Note 2)	1,513,440
Transfer agent fees (Note 5)	808,913
Service and/or distribution fees (Notes 2 and 5)	612,450
Registration fees	31,174
Shareholder reports	29,380
Legal fees	25,626
Fund accounting fees	22,731
Trustees’ fees	17,555
Audit and tax	16,737
Insurance	5,401
Custody fees	2,795
Miscellaneous expenses	3,402
Total Expenses	3,089,604
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(162)
Net Expenses	3,089,442
Net Investment Income	747,076

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	8,997,620
Foreign currency transactions	(2,870)
Net Realized Gain	8,994,750
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(20,694,993)
Foreign currencies	(376)
Change in Net Unrealized Appreciation (Depreciation)	(20,695,369)
Net Loss on Investments and Foreign Currency Transactions	(11,700,619)
Decrease in Net Assets from Operations	$(10,953,543)

See Notes to Financial Statements.

12	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended October 31, 2012 (unaudited) and the Year Ended April 30, 2012	October 31	April 30

Operations:
Net investment income	$747,076	$1,351,541
Net realized gain	8,994,750	31,804,242
Change in net unrealized appreciation (depreciation)	(20,695,369)	(40,367,923)
Decrease in Net Assets From Operations	(10,953,543)	(7,212,140)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(1,368,621)
Decrease in Net Assets From Distributions to Shareholders	—	(1,368,621)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	9,835,565	18,278,702
Reinvestment of distributions	—	1,354,156
Cost of shares repurchased	(36,568,300)	(85,250,945)
Decrease in Net Assets From Fund Share Transactions	(26,732,735)	(65,618,087)
Decrease in Net Assets	(37,686,278)	(74,198,848)

Net Assets:
Beginning of period	458,323,500	532,522,348
End of period*	$420,637,222	$458,323,500
* Includes undistributed net investment income of:	$818,595	$71,519

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class 1 Shares[1]	2012[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.59	$8.63	$7.22	$4.68	$7.51	$10.36

Income (loss) from operations:
Net investment income (loss)	0.03	0.05	0.00 [3]	(0.01)	0.02	0.01
Net realized and unrealized gain (loss)	(0.21)	(0.05)	1.41	2.57	(2.85)	(2.86)
Total income (loss) from operations	(0.18)	0.00	1.41	2.56	(2.83)	(2.85)

Less distributions from:
Net investment income	—	(0.04)	—	(0.02)	—	—
Total distributions	—	(0.04)	—	(0.02)	—	—

Net asset value, end of period	$8.41	$8.59	$8.63	$7.22	$4.68	$7.51
Total return[4]	(2.10)%	0.00%[5]	19.53%	54.78%[6]	(37.68)%	(27.51)%

Net assets, end of period (000s)	$161,772	$176,048	$201,704	$189,945	$138,231	$267,372

Ratios to average net assets:
Gross expenses	1.13%[7]	1.07%	1.11%	1.16%	1.16%	0.93%
Net expenses[8,9]	1.13 [7]	1.07	1.11 [10]	1.06 [10]	1.00 [10]	0.90 [10]
Net investment income (loss)	0.65 [7]	0.63	0.04	(0.16)	0.45	0.14

Portfolio turnover rate	11%	18%	23%	22%	59%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2012 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than 0.01%.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 53.92%.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective July 30, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not and are not expected to exceed Class A shares’ total net annual operating expenses less the 12b-1 fee differential of 0.25% through December 31, 2012. Effective January 1, 2013, the total annual operating expenses for Class 1 shares are not expected to exceed those of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010		2009	2008

Net asset value, beginning of period	$8.54	$8.57	$7.18	$4.65		$7.49	$10.36

Income (loss) from operations:
Net investment income (loss)	0.01	0.02	(0.02)	(0.03)		0.01	(0.01)
Net realized and unrealized gain (loss)	(0.21)	(0.04)	1.39	2.56		(2.85)	(2.86)
Proceeds from settlement of a regulatory matter	—	—	0.02	—		—	—
Total income (loss) from operations	(0.20)	(0.02)	1.39	2.53		(2.84)	(2.87)

Less distributions from:
Net investment income	—	(0.01)	—	(0.00)	[3]	—	—
Total distributions	—	(0.01)	—	(0.00)	[3]	—	—

Net asset value, end of period	$8.34	$8.54	$8.57	$7.18		$4.65	$7.49
Total return[4]	(2.34)%	(0.22)%	19.36%[5]	54.42%[6]		(37.92)%	(27.70)%

Net assets, end of period (000s)	$186,522	$198,041	$221,353	$205,900		$144,443	$273,593

Ratios to average net assets:
Gross expenses	1.44%[7]	1.42%	1.43%	1.47%		1.54%	1.26%
Net expenses[8]	1.44 [7]	1.42	1.43	1.37	[9]	1.28 [9,10]	1.15 [9,10]
Net investment income (loss)	0.33 [7]	0.29	(0.29)	(0.47)		0.18	(0.11)

Portfolio turnover rate	11%	18%	23%	22%		59%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2012 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 19.08%. Class A received $477,842, related to this distribution.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 53.56%.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation agreement, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.16%.

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class B Shares[1]	2012[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$7.85	$7.98	$6.67	$4.36	$7.06	$9.84

Income (loss) from operations:
Net investment loss	(0.02)	(0.05)	(0.07)	(0.07)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	(0.20)	(0.05)	1.30	2.38	(2.67)	(2.70)
Proceeds from settlement of a regulatory matter	—	—	0.08	—	—	—
Total income (loss) from operations	(0.22)	(0.10)	1.31	2.31	(2.70)	(2.78)

Less distributions from:
Net investment income	—	(0.03)	—	—	—	—
Total distributions	—	(0.03)	—	—	—	—

Net asset value, end of period	$7.63	$7.85	$7.98	$6.67	$4.36	$7.06
Total return[3]	(2.80)%	(1.18)%	19.64%[4]	52.98%[5]	(38.24)%	(28.25)%

Net assets, end of period (000s)	$19,843	$26,383	$38,933	$43,905	$36,847	$89,574

Ratios to average net assets:
Gross expenses	2.41%[6]	2.33%	2.25%	2.29%	2.25%	2.10%
Net expenses[7]	2.41 [6]	2.33	2.25	2.19 [8]	2.00 [8,9]	1.92 [8,9]
Net investment loss	(0.62) [6]	(0.63)	(1.10)	(1.28)	(0.55)	(0.90)

Portfolio turnover rate	11%	18%	23%	22%	59%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 18.44%. Class B received $544,870 related to this distribution.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 52.06%.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation agreement, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.93%.

See Notes to Financial Statements.

16	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$7.99	$8.08	$6.74	$4.38	$7.09	$9.86

Income (loss) from operations:
Net investment loss	(0.01)	(0.01)	(0.05)	(0.05)	(0.01)	(0.07)
Net realized and unrealized gain (loss)	(0.20)	(0.05)	1.31	2.41	(2.70)	(2.70)
Proceeds from settlement of a regulatory matter	—	—	0.08	—	—	—
Total income (loss) from operations	(0.21)	(0.06)	1.34	2.36	(2.71)	(2.77)

Less distributions from:
Net investment income	—	(0.03)	—	—	—	—
Total distributions	—	(0.03)	—	—	—	—

Net asset value, end of period	$7.78	$7.99	$8.08	$6.74	$4.38	$7.09
Total return[3]	(2.63)%	(0.69)%	19.88%[4]	53.88%[5]	(38.22)%	(28.09)%

Net assets, end of period (000s)	$50,465	$56,322	$69,656	$70,336	$55,813	$125,841

Ratios to average net assets:
Gross expenses	1.93%[6]	1.90%	1.93%	1.90%	1.86%	1.79%
Net expenses[7]	1.93 [6]	1.90	1.93	1.80 [8]	1.71 [8]	1.79
Net investment loss	(0.15) [6]	(0.20)	(0.79)	(0.89)	(0.26)	(0.77)

Portfolio turnover rate	11%	18%	23%	22%	59%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 18.69%. Class C received $831,056, related to this distribution.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 52.97%.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	17

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$8.62	$8.65	$7.23	$4.69	$7.51	$10.26

Income (loss) from operations:
Net investment income (loss)	0.03	0.06	0.01	(0.01)	0.04	0.02
Net realized and unrealized gain (loss)	(0.21)	(0.05)	1.41	2.58	(2.86)	(2.77)
Total income (loss) from operations	(0.18)	0.01	1.42	2.57	(2.82)	(2.75)

Less distributions from:
Net investment income	—	(0.04)	—	(0.03)	—	—
Total distributions	—	(0.04)	—	(0.03)	—	—

Net asset value, end of period	$8.44	$8.62	$8.65	$7.23	$4.69	$7.51
Total return[4]	(2.09)%	0.20%	19.64%	54.76%[5]	(37.55)%	(26.80)%

Net assets, end of period (000s)	$2,035	$1,530	$876	$589	$210	$99

Ratios to average net assets:
Gross expenses	1.00%[6]	1.02%	1.12%	1.17%	0.99%	0.90%[6]
Net expenses[7]	0.98 [6,8,9]	1.00 [8,9]	0.99 [8,9]	1.01 [8,9]	0.61 [8]	0.90 [6]
Net investment income (loss)	0.77 [6]	0.70	0.15	(0.14)	0.79	0.49 [6]

Portfolio turnover rate	11%	18%	23%	22%	59%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2012 (unaudited).

[3]	For the period October 2, 2007 (inception date) to April 30, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 54.33%.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

See Notes to Financial Statements.

18	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	19

pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$419,365,550	—	—	$419,365,550
Short-term investments†	—	$2,284,000	—	2,284,000
Total investments	$419,365,550	$2,284,000	—	$421,649,550

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	21

arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

22	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Capital Management, LLC (“LMCM”) is the Fund’s investment manager and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the sub-administrator to the Fund. Western Asset Management (“Western Asset”) manages the Fund’s cash and short-term instruments. LMCM, LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays LMCM an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets up to $2 billion and 0.65% of the Fund’s average daily net assets in excess of $2 billion.

LMPFA provides certain administrative services to the Fund pursuant to a sub-administration agreement between LMCM and LMPFA. LMCM, not the Fund, pays LMPFA for its services as sub-administrator and Western Asset for its management of the Fund’s cash and short-term instruments.

As a result of expense limitation arrangements between the Fund and LMCM, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not and are not expected to exceed the total net annual operating expense of Class A shares less the 12b-1 differential of 0.25% through December 31, 2012. Effective January 1, 2013, the total annual operating expenses for Class 1 shares are not expected to exceed those for Class A shares. In addition, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.00%. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

During the six months ended October 31, 2012, fees waived and/or expenses reimbursed amounted to $162.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	23

the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2012, LMIS and its affiliates received sales charges of $26,969 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2012, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$85	$9,044	$81

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of October 31, 2012, the Fund had accrued $1,887 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended October 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$47,424,215
Sales	70,617,293

24	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At October 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$94,590,471
Gross unrealized depreciation	(44,409,854)
Net unrealized appreciation	$50,180,617

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended October 31, 2012, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and Class C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended October 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$294,606
Class A	$236,319	399,119
Class B	114,063	72,385
Class C	262,068	40,597
Class I	—	2,206
Total	$612,450	$808,913

For the six months ended October 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	—
Class B	—
Class C	—
Class I	$162
Total	$162

Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report	25

6. Distributions to shareholders by class

	Six Months Ended October 31, 2012	Year Ended April 30, 2012
Net Investment Income:
Class 1	—	$757,526
Class A	—	236,789
Class B	—	133,433
Class C	—	235,169
Class I	—	5,704
Total	—	$1,368,621

7. Shares of beneficial interest

At October 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	4,923	$42,970
Shares issued on reinvestment	—	—	100,468	757,526
Shares repurchased	(1,245,120)	$(10,310,910)	(3,006,634)	(23,834,569)
Net decrease	(1,245,120)	$(10,310,910)	(2,901,243)	$(23,034,073)

Class A
Shares sold	1,055,573	$8,698,754	2,018,351	$16,009,315
Shares issued on reinvestment	—	—	31,167	233,755
Shares repurchased	(1,885,646)	(15,547,436)	(4,684,333)	(36,683,192)
Net decrease	(830,073)	$(6,848,682)	(2,634,815)	$(20,440,122)

Class B
Shares sold	637	$4,779	43,882	$332,641
Shares issued on reinvestment	—	—	18,072	131,382
Shares repurchased	(761,545)	(5,730,410)	(1,580,192)	(11,693,030)
Net decrease	(760,908)	$(5,725,631)	(1,518,238)	$(11,229,007)

Class C
Shares sold	34,511	$259,760	137,000	$1,016,053
Shares issued on reinvestment	—	—	30,774	227,421
Shares repurchased	(601,940)	(4,610,024)	(1,735,905)	(12,765,681)
Net decrease	(567,429)	$(4,350,264)	(1,568,131)	$(11,522,207)

26	Legg Mason Capital Management All Cap Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class I
Shares sold	107,347	$872,272	109,750	$877,723
Shares issued on reinvestment	—	—	539	4,072
Shares repurchased	(43,672)	(369,520)	(34,018)	(274,473)
Net increase	63,675	$502,752	76,271	$607,322

8. Capital loss carryforward

As of April 30, 2012, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
4/30/2017	$(248,587,421)
4/30/2018	(174,575,876)
$(423,163,297)

These amounts will be available to offset any future taxable capital gains.

Legg Mason Capital Management

All Cap Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Capital Management, LLC

Sub-administrator

Legg Mason Partners Fund Advisor, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborogh, MA 0158

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Capital Management All Cap Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Capital Management All Cap Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management All Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010552 12/12 SR12-1801

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	December 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	December 27, 2012

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	December 27, 2012